Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended	55 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000219256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
C000219253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Low Beta Equity Strategy ETF
C000219254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Mega Cap Equity ETF
C000219255
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Small Cap Equity ETF
C000226842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Quality Growth ETF
Without Sales Load [Member] | C000219256
Average Annual Return [Line Items]
Average Annual Return, Percent	16.81%		11.35%
Without Sales Load [Member] | C000219253
Average Annual Return [Line Items]
Average Annual Return, Percent	25.43%		11.18%
Without Sales Load [Member] | C000219254
Average Annual Return [Line Items]
Average Annual Return, Percent	34.68%		16.46%
Without Sales Load [Member] | C000219255
Average Annual Return [Line Items]
Average Annual Return, Percent	22.35%		17.57%
Without Sales Load [Member] | C000226842
Average Annual Return [Line Items]
Average Annual Return, Percent	29.68%	8.82%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	33.89%		18.96%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	34.56%		18.55%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	33.89%		18.96%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	34.56%		18.55%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	33.89%	12.50%
Cboe S&P 500 BuyWrite Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index (USD)
Average Annual Return, Percent	19.80%		11.68%
34/33/33 S&P 500/SmallCap 600/MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	34/33/33 S&P 500/SmallCap 600/MidCap 400
Average Annual Return, Percent	33.79%		18.62%
S&P SmallCap 600 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index (USD)
Average Annual Return, Percent	33.20%		18.09%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent	38.04%	14.73%